Taxes payable (Tables)	12 Months Ended
Dec. 31, 2020
Schedule Of Taxes Payable [Abstract]
Summary of Taxes Payable

	As of December 31,
	2019	2020
Value-added tax	—	251,087
Withholding individual income tax	8,204	51,448
Surtaxes	19,022	6,638

Total	27,226	309,173